Investment in Affiliated Company, Net - Schedule of Investment in Affiliated Company (Details) (Parenthetical)	10 Months Ended
Dec. 31, 2019 USD ($)
As of the Closing Date	$ 1,345,180
Less amortization of In-Process Research and Development asset	(1,345,180)
Less accumulated net losses	(447,621)
As of December 31, 2019	(447,621) [1]
Joint Venture Agreement [Member] | Breakthrough Diagnostics, Inc. [Member]
Loan amount	$ 447,621

[1]	The investment in affiliated company as follows: Investment in Affiliated Company As of the Closing Date $ 1,345,180 Less amortization of In-Process Research and Development asset (1,345,180) Less accumulated net losses (447,621) As of December 31, 2019 (447,621)